Note 5 - Exempt Party-in-interest Transactions (Details Textual) - EBP 43-1804048 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,065,158
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 611,801,415	$ 541,264,001
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares	439,352	464,108
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,065,158	$ 12,417,969
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	20,901,785	$ 19,740,148
Dividends reinvested	$ 710,572